Consolidated Statements of Cash Flows - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Profit for the year	CAD 2,538	CAD 1,041
Depreciation and amortization	1,467	1,385
Provision for income taxes	1,438	587
Asset impairments and (impairment reversal)	(163)	294
Gain on sale of investments and assets	(51)	(96)
Foreign exchange gains	(5)	(46)
Loss (gain) on debt repurchase	216	(49)
Gain on debt prepayment options	(51)	(113)
Finance expense	229	354
Income taxes paid	(879)	(272)
Other	233	331
Net change in non-cash working capital items	94	(360)
Net cash generated by operating activities	5,066	3,056
Investing activities
Property, plant and equipment	(1,621)	(1,416)
Capitalized production stripping costs	(678)	(477)
Expenditures on financial investments and other assets	(309)	(114)
Proceeds from the sale of investments and other assets	109	170
Net cash used in investing activities	(2,499)	(1,837)
Financing activities
Issuance of debt		1,567
Repurchase and repayment of debt	(1,929)	(2,560)
Debt interest and finance charges paid	(495)	(571)
Issuance of Class B subordinate voting shares	26	8
Purchase and cancellation of Class B subordinate voting shares	(175)
Dividends paid	(344)	(58)
Distributions to non-controlling interests	(56)	(21)
Net cash used in financing activities	(2,973)	(1,635)
Effect of exchange rate changes on cash and cash equivalents	(49)	(64)
Decrease in cash and cash equivalents	(455)	(480)
Cash and cash equivalents at beginning of year	1,407	1,887
Cash and cash equivalents at end of year	CAD 952	CAD 1,407